Other Non-Current Assets (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Advances made under EPC and non-EPC contracts	$ 21	$ 23
Advances made to municipalities for water system enhancements	94	95
Advances and other asset conveyances to third parties to support LNG terminals	30	31
Tax-related payments and receivables	37	28
Information technology service assets	23	27
Other	8	18
Other non-current assets, net	$ 213	$ 222